UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09833

Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 21.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Appliances — 0.5%
Whirlpool Corp., 6.125%, 6/15/11	$320	$327,699
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	371,919
		$699,618
Banks — 0.6%
National Australia Bank, 8.60%, 5/19/10	$690	$722,699
National City Corp., 5.75%, 2/1/09	315	192,691
		$915,390
Beverages — 0.4%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$750	$609,374
		$609,374
Building and Development — 0.1%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$178,500
		$178,500
Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$65,204
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,342,250
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	92,093
		$1,499,547
Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$360,507
		$360,507
Financial Services — 8.2%
American Express Credit Corp., 7.30%, 8/20/13	$465	$448,955
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	729,061
Associates Corp., N.A., 5.96%, 5/15/37	30	29,385
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	708,519
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	401,070
CIT Group, Inc., 5.80%, 10/1/36	710	325,215
Citigroup, Inc., 6.125%, 5/15/18	745	617,921
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,011,892
General Electric Capital Corp., 5.625%, 5/1/18	1,670	1,414,099
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,155	962,030
HSBC Finance Corp., 5.25%, 1/14/11	775	761,870
IBM International Group Capital, 5.05%, 10/22/12	810	817,504
Janus Capital Group, Inc., 6.70%, 6/15/17	755	649,381
JP Morgan Chase & Co., 5.15%, 10/1/15	300	270,246
Merrill Lynch & Co., 5.70%, 5/2/17	785	643,565
Morgan Stanley, MTN, 6.625%, 4/1/18 (1)	840	556,765
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	986,667
		$11,334,145
Foods — 3.2%
ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,229,194
Delhaize Group, 6.50%, 6/15/17	500	474,346
General Mills, Inc., 5.65%, 9/10/12	180	181,836
General Mills, Inc., 5.70%, 2/15/17	525	509,516
Kraft Foods, Inc., 6.875%, 1/26/39	650	593,819
Kroger Co., 6.80%, 4/1/11	595	613,009
McDonald’s Corp., 5.80%, 10/15/17	865	861,677
		$4,463,397

Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$529,756
		$529,756
Household Products — 0.4%
Procter and Gamble Co., 4.95%, 8/15/14	$495	$500,851
		$500,851
Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$277,500
		$277,500
Medical Products — 0.9%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,179,067
		$1,179,067
Oil and Gas-Equipment and Services — 1.7%
Burlington Resources, 9.875%, 6/15/10	$635	$694,163
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,579,279
		$2,273,442
Oil and Gas-U.S. Exploration and Production — 0.5%
XTO Energy, Inc., 6.25%, 8/1/17	$685	$647,420
		$647,420
Retail-Department Stores — 0.3%
Federated Retail Holding, 5.90%, 12/1/16	$500	$412,803
		$412,803
Retail-Drug Stores — 0.4%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$599,069
		$599,069
Retail-Specialty and Apparel — 0.5%
Costco Wholesale Corp., 5.50%, 3/15/17	$730	$724,872
		$724,872
Software — 0.4%
Oracle Corp., 6.50%, 4/15/38	$600	$547,171
		$547,171
Super Regional Banks — 1.1%
Bank of America Corp., 5.49%, 3/15/19	$750	$582,075
Wells Fargo & Co., 5.25%, 10/23/12	905	869,443
		$1,451,518
Utilities — 0.6%
Georgia Power Co., 5.70%, 6/1/17	$865	$844,741
		$844,741
Total Corporate Bonds (identified cost $33,307,635)		$30,048,688

Agency Mortgage-Backed Securities — 38.4%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$609	$583,272
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	48	49,298
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	396	403,825
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	642	654,953
FHLMC, Gold Pool #G04309, 5.50%, 5/1/38	8,858	8,813,534
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,844	3,814,138
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	21	20,535
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	13	13,081
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	437	439,271
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	319	325,276

FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	$5	$5,360
FNMA, Pool #256673, 5.50%, 4/1/37	6,497	6,479,367
FNMA, Pool #448183, 5.50%, 10/1/13	69	69,942
FNMA, Pool #535454, 6.00%, 2/1/15	142	145,047
FNMA, Pool #545937, 6.00%, 6/1/14	127	129,739
FNMA, Pool #545948, 6.00%, 12/1/14	93	95,105
FNMA, Pool #888222, 6.00%, 2/1/37	9,295	9,421,186
FNMA, Pool #889040, 5.00%, 6/1/37	3,369	3,283,011
FNMA, Pool #918109, 5.00%, 5/1/37	7,140	6,953,844
FNMA, Pool #929009, 6.00%, 1/1/38	5,644	5,721,015
FNMA, Pool #257169, 4.50%, 3/1/38	4,437	4,182,698
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	874	891,997
GNMA, Pool #781412, 6.50%, 2/15/17	352	365,535
Total Agency Mortgage-Backed Securities (identified cost $52,536,964)		$52,861,029

Commercial Mortgage-Backed Securities — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$21	$20,691
FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	161	160,724
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	633	619,297
GSMS, Series 2001-Rock, Class A2FL, 2.846%, 5/3/18 (2) (3) (4)	2,000	1,971,553
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	352	342,148
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	866,404
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	878,393
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,360,320
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,022,033
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	71	71,009
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	855	801,872
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,220,679
Total Commercial Mortgage-Backed Securities (identified cost $9,710,241)		$9,335,123

Asset Backed Securities — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,098,038
CHAMT, Series 2003-6, Class A, 2.60%, 2/15/11 (3)	1,000	999,538
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	575,870
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	563,625
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	465	465,783
Total Asset Backed Securities (identified cost $3,769,068)		$3,702,854

U.S. Government Agency Bonds — 7.9%

	Principal
	Amount
Security	(000’s omitted)	Value
FNMA, 4.125%, 4/15/14	$3,000	$3,001,644
FNMA, 4.75%, 11/19/12	6,500	6,728,130
FNMA, 4.875%, 12/15/16	1,065	1,083,333
Total U.S. Government Agency Bonds (identified cost $10,716,785)		$10,813,107

U.S. Treasury Obligations — 17.5%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$3,593,516
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	9,975,008
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,571	3,564,586
U.S. Treasury Note, 4.625%, 2/15/17	6,500	6,918,951
Total U.S. Treasury Obligations (identified cost $22,876,164)		$24,052,061

Preferred Securities — 1.6%

Security	Shares	Value
Commercial Banks — 0.1%
National City Corp., Series F, 9.875% (3)	17,000	$140,250
		$140,250
Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.875%, (3) (4)	8,000	$806,130
		$806,130
Insurance — 0.9%
RAM Holdings, Ltd., Series A, 7.50% (3)	2,000	$1,295,750
		$1,295,750
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (4)	21,150	$212
		$212
Total Preferred Securities (identified cost $3,605,443)		$2,242,342

Interest Rate Swaptions — 0.2%

Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	$3,500,000	$35,910
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%, expires 2/12/09	6,500,000	149,305
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.81%, expires 2/11/10	6,000,000	115,260
Total Interest Rate Swaptions (identified cost $532,624)		$300,475

Short-Term Investments — 4.1%

Commercial Paper — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
CAFCO, LLC, 2.74%, 10/23/08 (5)	$500	$499,163
CIESCO, LLC, 2.78%, 11/3/08 (5)	500	498,726
Kitty Hawk Funding Corp., 2.70%, 10/2/08 (5)	500	499,962
Total Commercial Paper (identified cost $1,497,851)		$1,497,851

Other Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (6) (7)	$405	$404,793
Cash Management Portfolio, 2.18% (6)	3,761	3,760,797

Total Other Short-Term Investments (identified cost $4,191,482)	$4,165,590
Total Short-Term Investments (identified cost $5,689,333)	$5,663,441
Total Investments — 101.0% (identified cost $142,744,257)	$139,019,120
Other Assets, Less Liabilities — (1.0)%	$(1,412,511)
Net Assets — 100.0%	$137,606,609

CHAIT	—	Chase Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FUCMT	—	First Union Commercial Mortgage Trust
GECMC	—	General Electric Commercial Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMS	—	GS Mortgage Securities Corporation II
HAROT	—	Honda Auto Receivables Owner Trust
HART	—	Hyundai Auto Receivables Trust
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
NASC	—	Nomura Asset Securities Corporation
PAC	—	Planned Amortization Class
PPTT	—	Preferred Pass-Through Trust
USAOT	—	USAA Auto Owner Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at September 30, 2008.
(2)	Private placement security that may be resold to qualified investors.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2008, the aggregate value of the securities is $2,777,895 or 2.0% of the Portfolio’s net assets.

(5)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from Cash Management Portfolio for the fiscal year to date ended September 30, 2008 were $224,746 and $168,868, respectively.

(7)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash received for securities on loan as of October 31, 2008. Other Assets, Less Liabilities include an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Fund loaned securities having a market value of $459,044 and received $470,000 of cash collateral for the loans.

A summary of financial instruments at September 30, 2008 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
12/08	100 10-Year U.S. Treasury Note	Long	$11,553,475	$11,462,500	$(90,975)
12/08	25 2-Year U.S. Treasury Note	Short	(5,317,882)	(5,335,938)	(18,056)
12/08	50 U.S. Treasury Bond	Short	(5,952,950)	(5,858,594)	94,356
					$(14,675)

Credit Default Swaps

			Notional
			Amount	Pay/Receive		Net Unrealized
	Reference		(000’s	Annual	Termination	Appreciation
Counterparty	Entity	Buy/Sell	omitted)	Fixed Rate	Date	(Depreciation)
JP Morgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(123,664)
JP Morgan Chase, N.A.	HSBC Bank, PLC	Sell	2,000	0.095	6/20/2011	36,608
HSBC Bank, USA	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(53,606)
						$(140,662)

At September 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,027,414
Gross unrealized appreciation	$1,723,148
Gross unrealized depreciation	(5,731,442)
Net unrealized depreciation	$(4,008,294)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$5,601,801	$(14,675)
Level 2	Other Significant Observable Inputs	133,417,319	(140,662)
Level 3	Significant Unobservable Inputs	—	—
Total		$139,019,120	$(155,337)

*Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Duke E. Laflamme
Duke E. Laflamme
President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duke E. Laflamme
Duke E. Laflamme
President

Date:	November 14, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 14, 2008